Summary of Significant Accounting Policies (Details) - Schedule of Foreign Currency Translation and Transactions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of foreign currency translation and transactions [Abstract]
Balance sheet items, except for equity accounts	6.8972%	6.3726%
Items in the statements of operations and comprehensive income (loss), and statements of cash flows	6.729%	6.4508%	6.9042%